American Funds College Target Date Series
6455 Irvine Center Drive
Irvine, California  92618

Phone (213) 486 9200

June 21, 2012

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	American Funds College Target Date Series (the “Trust”)
File Numbers: 333-180729, 811-22692

Dear Mr. Grzeskiewicz:

In response to your comment letter dated May 11, 2012, to the Trust’s initial Registration Statement on Form N-1A, we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 of the 1933 Act.  We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below.  To minimize cross referencing, to the extent that the same comment applies to multiple funds, we have answered it once and indicated the funds and comments to which that answer applies. The Amendment reflects additional information that was not contained in the initial Registration Statement.

General Comments

1.	Please supply the undersigned with copies of any exemptive application and any no-action request the Trust has submitted, or will submit, in connection with registration of its shares.

Response: Not applicable.

2.
Please review and revise the prospectus where necessary so as to conform to the Commission's plain English requirements of Rule 421 under Regulation C under the Securities Act of 1933. See Office of Investor Education and Assistance, U.S. Securities and Exchange Commission, A Plain English Handbook (1998).

Response: We have considered Rule 421.

3.	All registrants are reminded of their obligation to file electronic reports with respect to their fidelity bond coverage under Rule 17g-1(g) under the Investment Company Act of 1940 (the "1940 Act").

Response: We acknowledge our obligations under Rule 17g-1(g).

4.
We note that portions of the disclosure have been left blank.  We may have further comments on such portions when you complete them in a pre-effective amendment, or on disclosure made in response to this letter, or on exhibits added in a pre-effective amendment.

Response: We acknowledge that you may have additional comments.

Prospectus
Summary – American Funds College 2030 Fund

Investment Objective

5.
Please confirm in your response letter whether everything under this heading is deemed to be the investment objective. If not, please move that portion of this paragraph that is not part of the investment objective to the “Principal Investment Strategies” section.

Response:  We confirm that everything under this heading is deemed to be the investment objective.

Fees and Expenses of the Fund

6.	Disclose in a footnote to the fee table that “Other Expenses are based on estimates for the current fiscal year. See Item 3, Instr. 6 of Form N-1A.

Response:  We have added disclosure to address this comment.

7.	Disclose in a footnote to the fee table that Acquired Fund fees and expenses are based on estimates for the current fiscal year. See Item 3, Instr. 3(f)(vi) of Form N-1A.

Response:  We have added disclosure to address this comment.

8.
Please confirm in your response letter that there are no expense reimbursement or fee waiver agreements. If there are such arrangements that will reduce Fund operating expenses for no less than one year from the effective date of this registration statement, add the appropriate captions and footnote to the fee table.

Response:  We have added disclosure to address this comment.  We confirm that the waiver and reimbursement arrangements will be in effect for at least one year and that there will be no recoupment of fees waived or expenses reimbursed.  These arrangements are not in writing so will not be filed as an exhibit.  However, we have provided disclosure consistent with Instruction 3(e) to Item 3, describing that modification or termination of the arrangement requires fund board approval.

Principal Investment Strategies

9.	In your response letter, please confirm that the Fund is relying on Section 12(d)(1)(G) of the 1940 Act for its “fund of funds” structure.

Response:  We confirm that the Fund is relying on Section 12(d)(1)(G) of the 1940 Act for its “fund of funds” structure.

10.
Disclose the maturities and credit ratings of the bonds in which the Fund or the underlying funds may invest. If the Fund can invest in bonds of any maturity or credit rating, provide disclosure to that effect.

Response:  We have added disclosure to address this comment.

11.
Disclose how frequently (e.g., monthly, quarterly, etc.) the investment adviser will rebalance or adjust the Fund's asset mix or underlying funds. If the Fund does not follow a schedule for such rebalancing or adjustments, describe the circumstances or events that would trigger such rebalances or adjustments.

Response:  We have added disclosure to address this comment.

12.
Please confirm in your response letter that the Fund will normally invest only in other mutual funds within the American Funds Capital Research funds complex.  If this in not the case, the prospectus should disclose in what the Fund may invest other than in mutual funds.

Response:  We confirm that the Fund will normally invest in other American Funds and may also invest in the American Funds Insurance Series and other funds managed by Capital Research and Management Company and its affiliates. This is disclosed in the prospectus under the section “Investment objectives, strategies and risks.”

13.	Please confirm that the Fund will not invest in derivatives.

Response: We confirm that the Fund has no current intention to invest in derivatives.

14.	Amplify the disclosure to describe what factors, other than the proximity of the target date, will affect the Fund’s allocation decisions.

Response:  We have added disclosure to address this comment.

15.	Please tailor the disclosure concerning the current investment approach, i.e. the Fund’s glide path, to this Fund’s specific target date.

Response:  We have added disclosure to address this comment.

Principal Risks

16.
If the Fund does not meet the definition of a "diversified company" under Section 5(b)(1) of the 1940 Act, disclose the risks of non-diversification.  Also, add disclosure in the prospectus and the statement of additional information as to whether this Fund is, and the other Funds are, diversified.

Response: We note that Item 4(b)(1)(iv) (regarding non-diversification) is inapplicable.  The SAI contains disclosure that the fund is diversified.

Investment Results

17.	Change this heading to "Performance."

Response:  We have considered your comment, but do not believe that “investment results” is substantively different from the word “performance” and that the Form provides the flexibility to use this language.  We also believe investors will better understand the term “investment results.”

Summaries
American Funds College 2027 Fund
American Funds College 2024 Fund
American Funds College 2021 Fund
American Funds College 2018 Fund
American Funds College 2015 Fund

18.	See Comments 5 through 17.

Responses: See Responses 5 through 17.

American Funds College 2012 Fund

19.	See Comments 5 through 17.

Responses: See Responses 5 through 17.

20.
This Fund is different from the other Funds in that the target date is the current year. Therefore, would not an investor have to make a larger minimum initial investment to cover the beneficiary’s educational expenses for the next four years since there is so little time to accumulate funds? Please revise the disclosure for this Fund to take into account the consequences and implications of its immediate target date.

Response: We have revised the disclosure to address this comment.  The fund has a new name: American Funds College Enrollment Fund.  It highlights that it is designed for persons currently enrolling in college.

21.
The disclosure about the Fund’s deviating no more than 10% above or below the investment approach in the glide path is confusing give that the glide path shows that more than 60% of its assets will be invested in bond funds. Please clarify this disclosure.

Response:  We have revised the disclosure to address this comment.

Investment objectives, strategies, and risks

Information regarding the underlying funds

22.
Are the underlying funds described in this section of the prospectus meant to be an exhaustive list of all the mutual funds in which the Funds are allowed to invest? Or are they merely meant to be illustrative? Please clarify the disclosure on this point and on whether other funds may be added in the future to the list of permissible underlying funds.

Response:  The underlying funds described in this section represent potential investments for the funds.  We disclose that the Funds may invest in some, but not all of the underlying funds. In the prospectus, we disclose that we may invest in other funds managed by Capital Research and Management Company and its affiliates. As noted in our response to comment 12, we disclose that the Funds may invest in other registered investment companies managed by Capital Research and Management Company.

Frequent trading of fund shares

23.
Item 11 (e)(3)(iii) of Form N-l A requires that each of the policies and procedures for deterring frequent purchases and redemptions be described with specificity.  (Emphasis added).  For example, disclose the specific numbers of purchases, redemptions, and exchanges that may be made within a given time period, the minimum holding period before an investor may make an exchange into another fund, etc.

Response: While we describe our surveillance procedures in general terms, we do specifically indicate that 529 account owners can reallocate their investments only once a year.

Distribution and taxes

24.
Amplify the tax discussion to include the requirements for establishing and maintaining a Section 529 Plan. Disclose that such plans are also called “Qualified Tuition Plans”.  Disclose that the investor cannot deduct either payments or contributions to a Section 529 Plan but that no tax is due on a distribution from a 529 Plan unless the amount distributed is greater than the beneficiary’s adjusted qualified education expenses.

Response: We have revised the disclosure to address this comment.

25.
Clarify what is meant by the “applicable program description” in the last sentence of this section and provide instructions as to where an investor may obtain more information about 529 Plans and their tax consequences.

Response: We have revised the disclosure to address this comment.

Statement(s) of Additional Information
Description of certain securities and investment techniques

26.	The prospectus should disclose that the Funds may invest up to 20% of their assets in cash and cash equivalents and that they may take temporary defensive measures.

Response:  We have revised the disclosure to address this comment.

27.
Some investments and practices described here are not mentioned in the prospectus. To the extent that the Fund intends to engage in such investment and practices so that they may materially affect the performance of the Fund or the decision of an investor to purchase shares, such investments and practices, and their accompanying risks, should be disclosed in the prospectus.

Response:  We have expanded the prospectus disclosure for each fund to more fully describe the material strategies each Fund will employ.

Fund Policies

28.	Please add a statement of the Funds’ diversification policies. If any Fund will be non-diversified, include a description of the risks of the non-diversification in the prospectus.

Response:  See response to comment 19.

29.	Do the Funds have any non-fundamental policies? There should be at least be a policy of not investing more than 15% of a Fund’s assets in illiquid investments

Response:  This fund has no non-fundamental policies.  The fund will invest all of its assets in cash and in registered investment companies.  However, the fund will comply with the requirements under the 1940 Act, including limitations on investments in illiquid securities.

Management of the series

Board of trustees and officers

30.           The trustees and officers of the Trust, including the requisite number of independent trustees, should be furnished by a pre-effective amendment.

Response:  We have provided this disclosure.

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If you have any questions about the enclosed, please contact me at (213) 486-9392.

Sincerely,

/s/ Liliane Corzo
Liliane Corzo

Enclosure